Leases (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finance lease [extensible enumeration]	Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization		Property, Plant, and Equipment and Finance Lease Right-of-Use Asset, after Accumulated Depreciation and Amortization
Carrying value of finance lease assets	$ 141		$ 142
Payments, year one	8
Payments, year two	10
Payments, year three	8
Payments, year four	8
Payments, year five	7
Payments, thereafter	84
Operating leases, rent expense	3	$ 3
Operating lease payments	3	3
Right-of-use asset obtained in exchange for operating lease liability	$ 1	$ 3
Operating lease, weighted-average remaining lease term	18 years		18 years
Operating lease, weighted-average discount rate	5.00%		5.00%
Imputed interest	$ 45
Operating and Maintenance Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payments, year one	3
Payments, year two	4
Payments, year three	4
Payments, year four	4
Payments, year five	4
Payments, thereafter	$ 33
Real Property
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, term of contract	39 years
Vehicles
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessee, finance lease, term of contract	4 years
Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessee, finance lease, term of contract	5 years
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, renewal term	1 year
Minimum | Utility Plant
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessee, finance lease, term of contract	30 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease, renewal term	60 years
Maximum | Utility Plant
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lessee, finance lease, term of contract	40 years